Cover	12 Months Ended
Jun. 30, 2026 shares
Document Information [Line Items]
Document Type	20-F
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	true
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Document Registration Statement	false
Current Fiscal Year End Date	--06-30
Entity File Number	001-40617
Entity Registrant Name	REGENCELL BIOSCIENCE HOLDINGS LIMITED
Entity Address, Address Line One	9/F Chinachem Leighton Plaza
Entity Address, Address Line Two	29 Leighton Road
Entity Address, City or Town	Causeway Bay
Entity Address, Country	HK
Title of 12(b) Security	Ordinary shares, par value $0.00001
Trading Symbol	RGC
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	495,884,376
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Central Index Key	0001829667
Entity Address, Postal Zip Code	0000
Entity Incorporation, State or Country Code	E9
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	9/F Chinachem Leighton Plaza
Entity Address, Address Line Two	29 Leighton Road
Entity Address, City or Town	Causeway Bay
Entity Address, Country	HK
Contact Personnel Name	Yat-Gai Au
City Area Code	852
Local Phone Number	2155 0823
Entity Address, Postal Zip Code	000